UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

The Vilas Fund

Schedule of Investments
(Unaudited)

As of November 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 98.95%

Consumer Discretionary - 4.03%
Viacom, Inc.	83	$3,140
		3,140
Consumer Staples - 20.26%
PepsiCo., Inc.	60	3,878
The Coca-Cola Co.	25	1,579
Sysco Corp.	110	3,192
Wal-Mart Stores, Inc.	72	3,894
CVS Caremark Corp.	104	3,224
		15,768
Energy - 4.11%
Exxon Mobil Corp.	46	3,200
		3,200
Financials - 32.67%
The Bank of New York Mellon Corp.	114	3,077
Bank of America Corp.	1,700	18,615
Morgan Stanley	153	3,742
		25,434
Health Care - 24.77%
Medtronic, Inc.	575	19,280
		19,280
Information Technology - 13.11%
Intel Corp.	152	3,216
Microsoft Corp.	125	3,157
* Cisco Systems, Inc.	200	3,832
		10,205

Total Common Stocks (Cost $79,164)		77,026

INVESTMENT COMPANY - 1.08%
§ Fidelity Institutional Money Market Funds, 0.22%	836	836

Total Investment Company (Cost $836)		836

Total Value of Investments (Cost $80,000) - 100.03%		$77,862

Liabilities in Excess of Other Assets - (0.03)%		(21)

Net Assets - 100%		$77,842

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

The Vilas Fund

Schedule of Investments
(Unaudited)

As of November 30, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$44
Aggregate gross unrealized depreciation			(2,182)

Net unrealized depreciation			$(2,138)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	4.03%	$ 3,140
Consumer Staples	20.26%	15,768
Energy	4.11%	3,200
Financials	32.67%	25,434
Health Care	24.77%	19,280
Information Technology	13.11%	10,205
Other	1.08%	836
Total	100.03%	$ 77,862

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good  faith  under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

The Vilas Fund

Schedule of Investments
(Unaudited)

As of November 30, 2010

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 77,026	$ 77,026	$ -	$ -
Investment Company	836	-	836	-
Total	$ 77,862	$ 77,026	$ 836	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officers has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ John C. Thompson
John C. Thompson
Date: January 24, 2011	President, Treasurer, Principal Executive Officer and Principal Financial Officer, The Vilas Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ John C. Thompson
John C. Thompson
Date: January 24, 2011	President, Treasurer, Principal Executive Officer and Principal Financial Officer, The Vilas Fund